Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	May 31, 2021 CAD ($)
Debt Instrument [Line Items]
Short-form base shelf prospectus, life		25 months
Short-form base shelf prospectus, principal amount, up to		$ 2,000
Short-form base shelf prospectus, remaining amount available			$ 1,500
Maximum borrowing capacity		$ 5,581	4,846
Consolidated credit facilities
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 4,800
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage			20.00%
Two Point Nine Three Percent Secured First Mortgage Bonds | Secured | Subsequent event | ITC
Debt Instrument [Line Items]
Debt instrument, term	30 years
Face value	$ 150
Stated interest rate (percent)	2.93%
Two Point Three Seven Percent Senior Unsecured Notes | Unsecured | Subsequent event | Central Hudson
Debt Instrument [Line Items]
Debt instrument, term	5 years
Face value	$ 50
Stated interest rate (percent)	2.37%
Two Point Five Nine Percent Senior Unsecured Notes | Unsecured | Subsequent event | Central Hudson
Debt Instrument [Line Items]
Debt instrument, term	7 years
Face value	$ 60
Stated interest rate (percent)	2.59%
Committed facilities with maturities ranging from 2022 through 2026
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 4,600
Two Point One Eight Percent Senior Unsecured Notes | Unsecured | Fortis
Debt Instrument [Line Items]
Face value				$ 500
Stated interest rate (percent)				2.18%
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on dividends (percent)			0.65